CONSTRUCTION IN PROGRESS - AGING OF CAPITALIZED EXPLORATORY WELL COSTS BASED ON THE DRILLING COMPLETION DATE (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of aging of capitalized exploratory well costs based on drilling completion date [line items]
Capitalized exploratory well costs	¥ 7,296	¥ 9,737	¥ 12,192
Geological and geophysical costs	3,511	3,710	2,899
Within one year
Disclosure of aging of capitalized exploratory well costs based on drilling completion date [line items]
Capitalized exploratory well costs	3,467	4,917	4,731
Over one year [member]
Disclosure of aging of capitalized exploratory well costs based on drilling completion date [line items]
Capitalized exploratory well costs	¥ 3,829	¥ 4,820	¥ 7,461